DISPOSITIONS (Details) - USD ($) $ in Millions	1 Months Ended								2 Months Ended	12 Months Ended
	Nov. 30, 2020	Jan. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	May 31, 2019	Nov. 30, 2018	Apr. 30, 2018	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Gains on disposals of non-current assets										$ 274	$ 726	$ 500
Net gains (losses) on disposal of non-current assets										$ 274	$ 726	500
Cold storage logistics business | Disposal group, disposed of by sale, not discontinued operations | Business services
Disclosure of operating segments [line items]
Gains on disposals of non-current assets		$ 186
Gross proceeds		$ 255
New Zealand pathology business | Disposal group, disposed of by sale, not discontinued operations | Business services
Disclosure of operating segments [line items]
Gains on disposals of non-current assets	$ 55
Gross proceeds	$ 390
Public securities | Disposal group, disposed of by sale, not discontinued operations | Industrials
Disclosure of operating segments [line items]
Gains on disposals of non-current assets									$ 40
Facilities management | Disposal group, disposed of by sale, not discontinued operations | Business services
Disclosure of operating segments [line items]
Gains on disposals of non-current assets						$ 341
Gross proceeds						$ 1,000
Executive relocation business | Disposal group, disposed of by sale, not discontinued operations | Business services
Disclosure of operating segments [line items]
Gains on disposals of non-current assets					$ 180
Gross proceeds					$ 230
Waste and wastewater services | Disposal group, disposed of by sale, not discontinued operations | Industrials
Disclosure of operating segments [line items]
Gains on disposals of non-current assets				$ 16
Gross proceeds				$ 220
Palladium mining operations | Disposal group, disposed of by sale, not discontinued operations | Industrials
Disclosure of operating segments [line items]
Gains on disposals of non-current assets			$ 187
Gross proceeds			$ 572
Proportion of ownership interest in subsidiary sold			81.00%
Australian energy operations | Disposal group, disposed of by sale, not discontinued operations | Industrials
Disclosure of operating segments [line items]
Gains on disposals of non-current assets							$ 152
Real estate brokerage services | Disposal group, disposed of by sale, not discontinued operations | Business services
Disclosure of operating segments [line items]
Gains on disposals of non-current assets								$ 55
Proportion of ownership interest call option by associate in joint venture								33.00%
Infrastructure support products manufacturing business | Disposal group, disposed of by sale, not discontinued operations | Industrials
Disclosure of operating segments [line items]
Gross proceeds												109
Net gains (losses) on disposal of non-current assets												$ 42